Property, plant and equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,146,000	$ 2,602,000	$ 3,374,000	$ 4,656,000
Reclassification	707,000
Real-estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	7,212,000	6,859,000	$ 6,474,000
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 220,000	$ 220,000